Common Stock	3 Months Ended
Dec. 31, 2013
Common Stock [Abstract]
Common Stock
4.	Common Stock

a)	During the Quarter, the Company issued 3,250,000 common shares at $0.01 per share for proceeds of $32,500.

b)	On November 22, 2013, the Company issued 500,000 common shares at $0.01 per share for proceeds of $5,000.

c)	On November 22, 2013, the Company refunded 1,000,000 common shares to its former President at $0.01 per share for proceeds of $10,000.